Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities	12 Months Ended
Dec. 31, 2019
41. Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities
Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities

The notes included in this section focus on related party transactions, Auditors’ remuneration and Directors’ remuneration. Related parties include any subsidiaries, associates, joint ventures and Key Management Personnel.

41 Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities

Accounting for non-current assets held for sale and associated liabilities

The Group applies IFRS 5 Non-current Assets Held for Sale and Discontinued Operations.

Non-current assets (or disposal groups) are classified as held for sale when their carrying amount is to be recovered principally through a sale transaction rather than continuing use. In order to be classified as held for sale, the asset must be available for immediate sale in its present condition subject only to terms that are usual and customary and the sale must be highly probable. Non-current assets (or disposal groups) held for sale are measured at the lower of carrying amount and fair value less cost to sell.

A component of the Group that has either been disposed of or is classified as held for sale is presented as a discontinued operation if it represents a separate major line of business or geographical area of operations, is part of a single coordinated plan to dispose of the separate major line or geographical area of operations, or if it is a subsidiary acquired exclusively with a view to re-sale.

Discontinued operation

Following the reduction of the Group’s interest in BAGL in 2017, the Group’s remaining holding of 14.9%, as at 31 December 2019, is reported as a financial asset at fair value through other comprehensive income in the Head Office segment, with the Group’s share of Absa Group Limited’s dividend recognised in the Head Office income statement.

Prior to the disposal of shares on 1 June 2017, BAGL met the requirements for presentation as a discontinued operation. As such, the results, which have been presented as the profit after tax and non-controlling interest in respect of the discontinued operation on the face of the Group’s income statement, are analysed in the income statement below. The income statement, statement of other comprehensive income and cash flow statement below represent five months of results as a discontinued operation to 31 May 2017.

Barclays Africa disposal group income statement
	2019	2018	2017
For the year ended 31 December	£m	£m	£m
Net interest income	-	-	1,024
Net fee and commission income	-	-	522
Net trading income	-	-	149
Net investment income	-	-	30
Other income	-	-	61
Total income	-	-	1,786
Credit impairment charges	-	-	(177)
Net operating income	-	-	1,609
Staff costs	-	-	(586)
Administration and general expenses[a]	-	-	(1,634)
Operating expenses	-	-	(2,220)
Share of post-tax results of associates and joint ventures	-	-	5
Loss before tax	-	-	(606)
Taxation	-	-	(154)
Loss after tax[b]	-	-	(760)

Attributable to:
Equity holders of the parent	-	-	(900)
Non-controlling interests	-	-	140
Loss after tax[b]	-	-	(760)

Notes

a Includes impairment of £1,090m in 2017.

b Total loss in respect of the discontinued operation in 2017 was £2,195m, which included the £60m loss on sale and £1,375m loss on recycling of other comprehensive loss on reserves.